                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

              Read instructions at end of Form before preparing Form.
                              Please print or type.

1. Name and address of issuer:

                              Ohio National Variable Account A
                              c/o The Ohio National Life Insurance Company
                              One Finanical Way
                              Cincinnati, OH 45242

2. Name of each series or class of funds for which this notice is filed:

   Flexible Purchase Payment Individual Tax Qualified Variable Annuity Contracts and Single Purchase Payment Individual Tax Qualified Variable Annuity Contracts

3. Investment Company Act File Number:     811-1978

   Securities Act File Number:             2-36590, 2-68456, 2-73470, 2-78652,
                                           2-91213, 33-62282, 333-05848,
                                           333-10907

4. Last day of the fiscal year for which this notice is filed:

                          DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                 N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              None

9. Number and aggregate sale price of securities sold during the fiscal year:

                              $59,325,612

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              $59,325,612

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                              $9,237,439

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):            $ 59,325,612
                                                                   ------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                             $  9,237,439
                                                                   ------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                  $ 18,723,998
                                                                   ------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                            $0
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
          plus line (ii), less line (iii), plus line (iv)] if
          applicable:                                              $ 49,839,053
                                                                   ------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):                                        x    1/3,300
                                                                   ------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $     15,103
                                                                   ------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                   [   ]

    Date of mailing or wire transfer of Filing fees to the Commission's lockbox depository:
                      February 20, 1997


                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/  DONALD J. ZIMMERMAN
                              ------------------------------------------
                              Donald J. Zimmerman, Senior Vice President
                              ------------------------------------------

Date February 19, 1997
----------------------
* Please print the name and title of the signing officer below the signature.

[LOGO] Ohio National
       Financial Services[SM]

                                                               February 20, 1997


Board of Directors
The Ohio National Life Insurance Company
237 William Howard Taft Road
Cincinnati, Ohio 45219

Re:   Ohio National Variable Account A
      Rule 24f-2 Notice; Opinion of Counsel

Gentlemen:

In my capacity as Associate Counsel for The Ohio National Life Insurance Company, I have supervised the establishment and continued lawful operation of Ohio National Variable Account A pursuant to resolution of the Executive Committee of the Board of Directors as a separate account for assets applicable to variable annuity contracts as provided in Section 3907.15 of the Ohio Revised Code. In such capacity I have also participated in the preparation and the filing of registration statements under the Securities Act of 1933 with respect to individual variable annuity contracts.

I am of the opinion that the individual variable annuity contracts have been issued in compliance with applicable local law, were legally issued, fully paid and non-assessable, and are legal and binding obligations of The Ohio National Life Insurance Company in accordance with their terms.

In arriving at the foregoing, I have made such examination of law and examined such records and other documents as in my judgment are necessary or appropriate.

I hereby consent to the filing of this letter as an exhibit to the Form 24f-2 Notice for Ohio National Variable Account A.

                                        Sincerely,

                                        /s/ RONALD L. BENEDICT
                                        ----------------------
                                        Ronald L. Benedict
                                        Second Vice President and Counsel

RLB/nh


The Ohio National Life Insurance Company
Ohio National Life Assurance Corporation